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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 002-34393)	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 281	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-01879)	[X]

Amendment No. 264	[X]

(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Kathryn Santoro – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 12, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
(Post-Effective Amendment No. 279)

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 240 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 223 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to paragraph (a)(1) of Rule 485 on January 26, 2017 to establish Class Z Shares and Class P Shares for certain series, each a new share class of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on March 27, 2017. Post-Effective Amendment No. 245 under the 1933 Act and Amendment No. 228 under the 1940 Act was filed pursuant to Rule 485(b) on March 24, 2017, designating April 10, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 246 under the 1933 Act and Amendment No. 229 under the 1940 Act was filed pursuant to Rule 485(b) on April 7, 2017, designating May 5, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 248 under the 1933 Act and Amendment No. 231 under the 1940 Act was filed pursuant to Rule 485(b) on May 4, 2017, designating June 2, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 250 under the 1933 Act and Amendment No. 233 under the 1940 Act was filed pursuant to Rule 485(b) on June 1, 2017, designating June 9, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 252 under the 1933 Act and Amendment No. 235 under the 1940 Act was filed pursuant to Rule 485(b) on June 8, 2017, designating June 16, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 253 under the 1933 Act and Amendment No. 236 under the 1940 Act was filed pursuant to Rule 485(b) on June 15, 2017, designating July 7, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 255 under the 1933 Act and Amendment No. 238 under the 1940 Act was filed pursuant to Rule 485(b) on July 6, 2017, designating July 21, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 256 under the 1933 Act and Amendment No. 239 under the 1940 Act was filed pursuant to Rule 485(b) on July 20, 2017, designating August 18, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 258 under the 1933 Act and Amendment No. 241 under the 1940 Act was filed pursuant to Rule 485(b) on August 17, 2017, designating September 15, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 259 under the 1933 Act and Amendment No. 242 under the 1940 Act was filed pursuant to Rule 485(b) on September 14, 2017, designating October 13, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 260 under the 1933 Act and Amendment No. 243 under the 1940 Act was filed pursuant to Rule 485(b) on October 12, 2017, designating November 9, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 262 under the 1933 Act and Amendment No. 245 under the 1940 Act was filed pursuant to Rule 485(b) on November 8, 2017, designating December 8, 2017 as a new effective date for the Amendment. Post-Effective Amendment No. 266 under the 1933 Act and Amendment No. 249 under the 1940 Act was filed pursuant to Rule 485(b) on December 7, 2017, designating January 5, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 268 under the 1933 Act and Amendment No. 251 under the 1940 Act was filed pursuant to Rule 485(b) on January 4, 2018, designating February 2, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 270 under the 1933 Act and Amendment No. 253 under the 1940 Act was filed pursuant to Rule 485(b) on February 1, 2018, designating March 2, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 272 under the 1933 Act and Amendment No. 255 under the 1940 Act was filed pursuant to Rule 485(b) on March 1, 2018, designating March 30, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 273 under the 1933 Act and Amendment No. 256 under the 1940 Act was filed pursuant to Rule 485(b) on March 29, 2018, designating April 27, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 274 under the 1933 Act and Amendment No. 257 under the 1940 Act was filed pursuant to Rule 485(b) on April 26, 2018, designating May 25, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 275 under the 1933 Act and Amendment No. 258 under the 1940 Act was filed pursuant to Rule 485(b) on May 24, 2018, designating June 22, 2018 as a new effective date for the Amendment. Post-Effective Amendment

No. 276 under the 1933 Act and Amendment No. 259 under the 1940 Act was filed pursuant to Rule 485(b) on June 21, 2018, designating July 20, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 277 under the 1933 Act and Amendment No. 260 under the 1940 Act was filed pursuant to Rule 485(b) on July 19, 2018, designating August 17, 2018 as a new effective date for the Amendment. Post-Effective Amendment No. 279 under the 1933 Act and Amendment No. 262 under the 1940 Act was filed pursuant to Rule 485(b) on August 16, 2018, designating September 14, 2018 as a new effective date for the Amendment.

This Post-Effective Amendment No. 281 under the 1933 Act and Amendment No. 264 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating October 12, 2018 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 281 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment No. 281 is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 13th day of September, 2018.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	September 13, 2018

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	September 13, 2018

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Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	September 13, 2018

Alan A. Brown* Alan A. Brown	Trustee	September 13, 2018

William D. Cvengros* William D. Cvengros	Trustee	September 13, 2018

Raudline Etienne* Raudline Etienne	Trustee	September 13, 2018

Gary A. Poliner* Gary A. Poliner	Trustee	September 13, 2018

James T. Rothe* James T. Rothe	Trustee	September 13, 2018

William D. Stewart* William D. Stewart	Trustee	September 13, 2018

Diane L. Wallace* Diane L. Wallace	Trustee	September 13, 2018

Linda S. Wolf* Linda S. Wolf	Trustee	September 13, 2018

/s/ Kathryn Santoro

*By:	Kathryn Santoro
Attorney-in-Fact
Pursuant to Powers of Attorney, dated August 13, 2018, incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 278, filed August 13, 2018.

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